Property, plant and equipment - Changes on actual and expected depreciation expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Property, plant and equipment [abstract]
2024	$ (9,691,000)
2025	(61,099,000)
2026	(10,193,000)
2027	(10,985,000)
2028	(13,363,000)
Later	$ 105,331,000